Lease - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leased Assets [Line Items]
Lease Expense	$ 4,574	$ 4,261	$ 4,775
Operating Lease Payments	3,502	3,226	$ 3,233
Operating lease right of use assets	5,616	6,704
Operating lease liabilities accrued current	2,899
Operating lease liabilitites long term	2,987
Accounting Standards Update 2016-02 [Member]
Operating Leased Assets [Line Items]
Operating lease right of use assets	$ 5,616	$ 6,704
Operating lease weighted average remaining lease term	2 years 5 months 4 days	2 years 10 months 13 days
Operating lease weighted average discount rate	3.65%	3.56%
Accounting Standards Update 2016-02 [Member] | Other Current Liabilities [Member]
Operating Leased Assets [Line Items]
Operating lease liabilities accrued current	$ 2,899	$ 3,058
Accounting Standards Update 2016-02 [Member] | Other Noncurrent Liabilities [Member]
Operating Leased Assets [Line Items]
Operating lease liabilitites long term	$ 2,987	$ 3,881